Cover Page	Jul. 20, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jul. 20, 2023
Entity Registrant Name	Live Ventures Incorporated
Entity Central Index Key	0001045742
Entity Incorporation, State or Country Code	NV
Entity File Number	001-33937
Entity Tax Identification Number	85-0206668
Entity Address, Address Line One	325 E. Warm Springs Road
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	702
Local Phone Number	997-5968
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	LIVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false